Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Reinsurance
Schedule of reinsurance recoverables

	2014	2013
Ceded future policyholder benefits and expense	$208,022	$143,007
Ceded unearned premium	3,857	2,667
Ceded claims and benefits payable	36,809	29,983
Ceded paid losses	1,484	1,644
Total	$250,172	$177,301

Schedule of reinsurance recoverable grouped by A.M. Best rating
A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$203,351	$3,857	$36,034	$145	$243,387
A or A-	4,671	0	27	5	4,703
Not rated	0	0	748	1,334	2,082
Reinsurance recoverable	$208,022	$3,857	$36,809	$1,484	$250,172

Schedule of effect of reinsurance on premiums earned and benefits incurred

	Years Ended December 31,
	2014			2013			2012
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$8,254	$18,990	$27,244	$10,353	$22,284	$32,637	$9,832	$24,950	$34,782
Premiums assumed	295	5,458	5,753	350	5,981	6,331	301	6,506	6,807
Premiums ceded	(8,254)	(1,041)	(9,295)	(10,353)	(1,272)	(11,625)	(9,832)	(1,680)	(11,512)
Net earned premiums	$295	$23,407	$23,702	$350	$26,993	$27,343	$301	$29,776	$30,077

Direct policyholder benefits	80,833	12,604	93,437	18,380	14,181	32,561	$18,909	$16,494	$35,403
Policyholder benefits assumed	258	3,911	4,169	151	8,022	8,173	600	4,279	4,879
Policyholder benefits ceded	(80,833)	(832)	(81,665)	(18,380)	(1,073)	(19,453)	(18,948)	(1,717)	(20,665)
Net policyholder benefits	$258	$15,683	$15,941	$151	$21,130	$21,281	$561	$19,056	$19,617